 Schedule of Investments

September 30, 2022 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 61.1%

Communication Services - 3.2%
Interpublic Group of Cos Inc/The	6,654	170,342
Lumen Technologies Inc	18,357	133,639
News Corp - Class B	10,626	163,853
News Corp - Class A	10,760	162,584
Omnicom Group Inc	2,771	174,822
Warner Bros Discovery Inc (2)	11,687	134,401

		939,641

Consumer Discretionary - 7.3%
Advance Auto Parts Inc	1,009	157,747
BorgWarner Inc	5,333	167,456
Gap Inc/The	13,704	112,510
Hasbro Inc	2,325	156,752
Mohawk Industries Inc (2)	1,358	123,836
Newell Brands Inc	9,393	130,469
Norwegian Cruise Line Holdings Ltd (2)	10,736	121,961
Penn Entertainment Inc (2)	4,847	133,341
PulteGroup Inc	4,492	168,450
PVH Corp	2,292	102,682
Ralph Lauren Corp	1,810	153,723
Tapestry Inc	5,967	169,642
Under Armour Inc - Class C (2)	14,020	83,559
Under Armour Inc - Class A (2)	11,900	79,135
Whirlpool Corp	1,068	143,977
Wynn Resorts Ltd (2)	2,580	162,617

		2,167,857

Consumer Staples - 3.1%
Campbell Soup Co	4,209	198,328
Conagra Brands Inc	5,942	193,887
J M Smucker Co/The	578	79,423
Lamb Weston Holdings Inc	3,358	259,842
Molson Coors Beverage Co	3,793	182,026

		913,506

Energy - 2.4%
APA Corp	4,699	160,659
ConocoPhillips	2,083	213,174
Coterra Energy Inc	6,434	168,056
Marathon Oil Corp	7,027	158,670

		700,559

Financials - 7.4%
Assurant Inc	1,165	169,240
Cboe Global Markets Inc	1,943	228,050
Comerica Inc	2,449	174,124
Everest Re Group Ltd	780	204,703
Globe Life Inc	2,253	224,624
Invesco Ltd	10,515	144,056
Lincoln National Corp	3,404	149,470
Loews Corp	3,641	181,467

M&T Bank Corp	1,228	216,521
MarketAxess Holdings Inc	628	139,724
W R Berkley Corp	3,161	204,137
Wells Fargo & Co (2)(6)	1	0
Zions Bancorp NA	3,305	168,092

		2,204,208

Healthcare - 5.6%
ABIOMED Inc (2)	706	173,436
Cardinal Health Inc	3,698	246,583
DaVita Inc (2)	2,043	169,099
DENTSPLY SIRONA Inc	4,471	126,753
Henry Schein Inc (2)	2,540	167,056
Incyte Corp (2)	2,854	190,191
Organon & Co	6,512	152,381
Teleflex Inc	761	153,311
Universal Health Services Inc	1,716	151,317
Viatris Inc	15,811	134,710

		1,664,837

Industrials - 11.9%
A O Smith Corp	3,009	146,177
Alaska Air Group Inc (2)	4,152	162,551
Allegion plc	1,930	173,082
American Airlines Group Inc (2)	13,439	161,806
CH Robinson Worldwide Inc	2,316	223,054
Fortune Brands Home & Security Inc	2,382	127,890
Howmet Aerospace Inc	7,623	235,779
Huntington Ingalls Industries Inc	1,243	275,325
Leidos Holdings Inc	2,781	243,254
Masco Corp	3,640	169,952
Nielsen Holdings PLC	11,950	331,254
Pentair PLC	3,556	144,480
Quanta Services Inc	2,201	280,385
Robert Half International Inc	2,103	160,880
Rollins Inc	7,605	263,741
Snap-on Inc	1,158	233,163
United Airlines Holdings Inc (2)	5,527	179,793

		3,512,566

Information Technology - 6.1%
Ceridian HCM Holding Inc (2)	2,541	141,991
Citrix Systems Inc	2,153	223,697
DXC Technology Co (2)	7,190	176,011
F5 Inc (2)	1,066	154,282
IPG Photonics Corp (2)	1,465	123,573
Jack Henry & Associates Inc	1,179	214,894
Juniper Networks Inc	6,685	174,612
NortonLifeLock Inc	8,850	178,239
PTC Inc (2)	1,953	204,284
SolarEdge Technologies Inc (2)	927	214,563

		1,806,146

Materials - 5.0%
CF Industries Holdings Inc	2,985	287,306
Eastman Chemical Co	2,092	148,637
FMC Corp	2,298	242,899
Mosaic Co/The	6,312	305,059
Packaging Corp of America	1,608	180,562
Sealed Air Corp	3,466	154,272
Westrock Co	5,584	172,490

		1,491,225

Real Estate Investment Trust - 3.8%
Federal Realty Investment Trust		1,834	165,280
Host Hotels & Resorts Inc		14,395	228,593
Iron Mountain Inc		5,037	221,477
Kimco Realty Corp		10,131	186,512
Regency Centers Corp		3,283	176,790
SL Green Realty Corp		128	5,140
Vornado Realty Trust		5,642	130,669

			1,114,461

Utilities - 5.3%
AES Corp/The		10,453	236,238
Alliant Energy Corp		4,210	223,088
Atmos Energy Corp		2,406	245,051
Evergy Inc		3,706	220,136
NiSource Inc		8,248	207,767
NRG Energy Inc		5,997	229,505
Pinnacle West Capital Corp		3,063	197,593

			1,559,378

Total Common Stocks (United States)	(Cost	$18,635,721)	18,074,384

Money Market Registered Investment Companies - 38.6%

Meeder Institutional Prime Money Market Fund, 2.85% (3)		11,418,387	11,416,103

Total Money Market Registered Investment Companies	(Cost	$11,418,618)	11,416,103

Bank Obligations - 0.0%

First Merchants Bank Deposit Account, 0.55%, 10/1/2022 (4)		3	3

Total Bank Obligations	(Cost	3)	3

Total Investments - 99.7%	(Cost	$30,054,342)	29,490,490

Other Assets less Liabilities - 0.3%			99,007

Total Net Assets - 100.0%			29,589,497

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,179	13,417
Meeder Dynamic Allocation Fund - Retail Class		3,148	33,274
Meeder Muirfield Fund - Retail Class		1,587	12,759
Meeder Conservative Allocation Fund - Retail Class		338	7,003

Total Trustee Deferred Compensation	(Cost	$66,644)	66,453

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Standard & Poors 500 Mini Futures	69	12/16/2022	12,425,175	(1,013,278)

Total Futures Contracts	69		12,425,175	(1,013,278)

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$29,490,487	$(1,013,278)
Level 2 - Other Significant Observable Inputs	3	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,490,490	$(1,013,278)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.